Investments in Group Enterprises - Summary of Investments in Group Enterprises (Detail)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Nov. 30, 2018	Dec. 31, 2024
Ascendis Pharma GmbH [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma GmbH
Ownership			100.00%
Ascendis Pharma Endocrinology GmbH [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Endocrinology GmbH
Ownership			100.00%
Ascendis Pharma, Inc [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma, Inc.
Ownership			100.00%
Ascendis Pharma Endocrinology, Inc. [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Endocrinology, Inc.
Ownership			100.00%
Ascendis Pharma Ophthalmology Division A/S [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Ophthalmology Division A/S
Ownership			100.00%
Ascendis Pharma Endocrinology Division A/S [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Endocrinology Division A/S
Ownership			100.00%
Ascendis Pharma Bone Diseases A/S [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Bone Diseases A/S
Ownership			100.00%
Ascendis Pharma Growth Disorders A/S [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Growth Disorders A/S
Ownership			100.00%
Ascendis Pharma Oncology Division AS [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Oncology Division A/S
Ownership			100.00%
Ascendis Pharma Europe A/S [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Europe A/S
Ownership			100.00%
Ascendis Pharma UK Limited [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma UK Limited
Ownership			100.00%
Ascendis Pharma Iberia S.L. [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Iberia S.L.
Ownership			100.00%
Ascendis Pharma France SASU [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma France SASU
Ownership			100.00%
Ascendis Pharma Italia SRL [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Italia SRL
Ownership			100.00%
Ascendis Pharma Sverige AB [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Sverige AB
Ownership			100.00%
Ascendis Pharma Switzerland GmbH [member]
Disclosure of subsidiaries [line items]
Company			Ascendis Pharma Switzerland GmbH
Ownership			100.00%
VISEN
Disclosure of subsidiaries [line items]
Company			VISEN Pharmaceuticals
Ownership		50.00%	43.90%
Eyconis Inc.
Disclosure of subsidiaries [line items]
Company			Eyconis Inc.
Ownership	41.60%		41.60%